SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details)			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2021 $ / shares	Feb. 17, 2021 $ / shares	Mar. 31, 2026 shares $ / shares	Sep. 30, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Number of warrants, outstanding, beginning balance | shares			209	209	209
Average exercise price, outstanding, beginning balance			$ 8,349.60	$ 8,349.60	$ 8,349.60
Weighted average remaining contractual term in years, outstanding			2 months 15 days	5 months 26 days	5 months 26 days	1 year 2 months 26 days
Number of warrants, exercisable, beginning balance | shares			209	209	209
Average exercise price, exercisable, beginning balance			$ 8,349.60	$ 8,349.60	$ 8,349.60
Weighted average remaining contractual term in years, exercisable			2 months 15 days	5 months 26 days	5 months 26 days	1 year 2 months 26 days
Number of warrants, granted	7,560	10,680
Average exercise price, granted
Number of warrants, exercised | shares
Average exercise price, exercised
Number of warrants, expired | shares			127
Average exercise price, expired			$ 10,704
Number of warrants, outstanding, ending balance | shares			82	209		209
Average exercise price, outstanding, ending balance			$ 8,208	$ 8,349.60		$ 8,349.60
Number of warrants, outstanding, ending balance | shares			82	209		209
Average exercise price, exercisable, ending balance			$ 8,208	$ 8,349.60		$ 8,349.60